As filed with the Securities and Exchange Commission on June 9, 2021

Securities Act Registration No. 333-248668

Investment Company Act Registration No. 811-23606

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 3	[X]

E-VALUATOR FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

7760 France Avenue South, Suite 620, Bloomington, MN 55437

(Address of Principal Executive Offices) (Zip Code)

(855) 621-9877

(Registrant’s Telephone Number, including Area Code)

Kevin R. Miller

7760 France Avenue South, Suite 620

Bloomington, MN 55437

(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of rule 485.

EXPLANATORY NOTE

The Prospectuses for both Service Class shares and R4 Class shares for each of the following series of E-Valuator Funds Trust (each, a “Fund”) and the Funds’ Statement of Additional Information, all in the form filed on May 20, 2021 pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended (File No. 333-248668), are incorporated herein by reference:

The E-Valuator Very Conservative (0%-15%) RMS Fund

The E-Valuator Conservative (15%-30%) RMS Fund

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%) RMS Fund
The E-Valuator Growth (70%-85%) RMS Fund

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

This amendment is being filed for the sole purpose of generating Class IDs through the U.S. Securities and Exchange Commission’s EDGAR system in respect of R4 Class shares of each Fund and renaming the existing Class IDs in respect of Service Class shares of each Fund.

PART C

OTHER INFORMATION

E-Valuator Funds Trust

Item 28. Exhibits

(a)	(1)	Certificate of Trust of E-Valuator Funds Trust (the “Registrant”) dated August 10, 2020(1)

	(2)	Agreement and Declaration of Trust of the Registrant dated August 10, 2020(2)

(b)	Registrant’s By-Laws dated October 6, 2020(2)

(c)	Not Applicable

(d)	(1)

Investment Advisory Agreement between the Registrant and Systelligence, LLC with respect to The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund, The E-Valuator Aggressive Growth (85%-99%) RMS Fund(3)

(2) Expense Limitation and Fee Waiver Agreement between the Registrant and Systelligence, LLC(3)

(e)	Distribution Agreement between the Registrant and Distributor(3)

(f)	Not applicable

(g)	Custody Agreement between the Registrant and Custodian(3)

(h)	(1) Administration and Accounting Agreement between the Registrant and Administrator(3)

(2) Transfer Agency Agreement between the Registrant and Transfer Agent(3)

(i)	Opinion and Consent of Counsel(3)

(j)	Consent of Independent Registered Public Accounting Firm(3)

(k)	Not applicable

(l)	Not applicable

(m)	Distribution and Shareholder Services Plan pursuant to Rule 12b-1 dated October 6, 2020(3)

(n)	Rule 18f-3 Multiple Class Plan for the Registrant(3)

(o)	Powers of Attorney for each Trustee, dated October 6, 2020(2)

(p)	(1) Code of Ethics for the Registrant(3)

(2) Code of Ethics for Systelligence, LLC(2)

(1)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed on August 10, 2020.
(2)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed on December 21, 2020.
(3)	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed on May 11, 2021.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Article VIII, Section 2 of the Agreement and Declaration of Trust of E-Valuator Funds Trust (the “Trust”) provides that, to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act, the officers and trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each trustee and officer, the act or omission of any other trustee or officer, respectively. That section further provides that the Trust, out of the Trust property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. That section further provides that nothing therein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Item 31. Business and Other Connections of the Investment Advisor

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement.

The information as to the members and officers of Systelligence, LLC set forth in Systelligence, LLC Form ADV filed with the SEC (Reference No. 801-107695) on March 30, 2021, as current through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters

(a) UMB Distribution Services, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Aspiriant Trust

Agility Multi-Asset Income Fund

Corbin Multi-Strategy Fund, LLC

FPA Funds, Trust

FPA Capital Fund, Inc.

FPA New Income Fund, Inc.

FPA Paramount Fund, Inc.

FPA U.S. Value Fund, Inc.

Keystone Private Income Fund

Green Century Funds

Smead Funds Trust

The Marsico Investment Fund

Vericimetry Funds

Wildermuth Endowment Fund

(b) To the best of Registrant’s knowledge, the directors and executive officers of UMB Distribution Services, LLC are as follows:

Name	Positions And Offices With Distributor	Positions And Offices With Registrant
Maureen Quill	President	None
Chris Mantoan	Treasurer	None
Jason Bartel and Wade DeArmond	Assistant Secretaries	None
Scott Schulenburg	Chief Compliance Officer	None

(c) Not applicable

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

Systelligence, LLC, 7760 France Avenue South, Suite 620, Bloomington, Minnesota 55435 (records relating to its function as the investment adviser to the Funds).

UMB Fund Services, Inc., 215 West Galena Street, Milwaukee, Wisconsin 53212 (records relating to its function as fund accountant, transfer agent and custodian).

UMB Distribution Services, LLC, 35 West Galena Street, Milwaukee, Wisconsin 53212 (records relating to its function as distributor to the Funds).

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on this 9th day of June, 2021.

E-VALUATOR FUNDS TRUST

By:	/s/ Kevin R. Miller
Kevin R. Miller Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed Post-Effective Amendment No. 1 to the Registrant’s Registration Statement below.

Signatures		Title	Date
Gerald F. Dillenburg*		Trustee

Theresa M. Fredrick*		Trustee

Louis A. Holland, Jr.*		Trustee

By:	/s/ Louis Sagert	Treasurer and	June 9, 2021
Louis Sagert		Principal Financial Officer

By:	/s/ Kevin R. Miller	Trustee, President and	June 9, 2021
Kevin R. Miller		Principal Executive Officer

* Mr. Kevin R. Miller signs this document pursuant to powers of attorney filed as an exhibit to a previously filed pre-effective amendment to the Registrant’s registration statement.